Leases - Schedule of reconciliation of lease liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of reconciliation of lease liability [Abstract]
Balance, beginning of year	$ 605,605	$ 0
Acquisition of lease	0	737,506
Lease amendment	40,973	0
Disposal	(16,983)	0
Cash outflows	(229,906)	(42,289)	$ 0
Finance costs	83,862	55,795
Effect of foreign exchange	70,598	(145,407)
Balance, end of year	$ 554,149	$ 605,605	$ 0